PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

a.Property and equipment, net consisted of the following:

	December 31,
	2020	2019
Cost:

Buildings and land	$91,908	$91,823
Computers, software and electronic equipment	54,388	51,745
Network equipment	28,212	27,837
Office furniture and equipment	3,796	3,665
Vehicles	205	240
Leasehold improvements	4,010	3,674

	182,519	178,984
Accumulated depreciation	105,347	96,400

Depreciated cost	$77,172	$82,584

The Company recorded a reduction of $60, $18,718 and $732 to the cost and accumulated depreciation of fully depreciated property, plant and equipment that are no longer in use for the years ended December 31, 2020, 2019 and 2018, respectively.